Cover	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2025
Entity File Number	001-14053
Entity Registrant Name	Milestone Scientific Inc.
Entity Central Index Key	0000855683
Entity Tax Identification Number	13-3545623
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	425 Eagle Rock Avenue
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Roseland
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07068
City Area Code	(973)
Local Phone Number	535-2717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MLSS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false